Consolidated Balance Sheet (Parenthetical)	Mar. 31, 2021 ₨ / shares shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2020 ₨ / shares shares	Mar. 31, 2020 $ / shares shares
Statement Of Financial Position [Abstract]
Par value per share | (per share)	₨ 5	$ 0.16	₨ 5	$ 0.16
Number of shares authorized	4,800,000,000	4,800,000,000	4,800,000,000	4,800,000,000
Number of shares issued, net	4,245,146,114	4,245,146,114	4,240,753,210	4,240,753,210
Number of shares outstanding	4,245,146,114	4,245,146,114	4,240,753,210	4,240,753,210
Treasury shares	15,514,732	15,514,732	18,239,356	18,239,356